FAIR VALUE MEASUREMENTS - Fair Value Assets with Unobservable Inputs (Details) - Rabbi Trust investments: $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 21,865
Net realized and unrealized losses recognized in earnings	430
Plan contributions	1,153
Plan distributions	(2,245)
Balance at end of period	21,203
Realized gains	300
Unrealized gains	$ 100